SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants and warrants units outstanding
Type	Issuance Date	Number of warrants	Exercise price(*)	Exercisable through
PIPE warrants	March 11, 2021	232,500	$5,520.00	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$6,072.00	March 8, 2026
December 2023 warrants	December 28, 2023	32,753	$427.20	December 28, 2028
Warrants issued to underwriters	April 15, 2024	350,000	$120.00	April 15, 2029
Warrants issued to underwriters	September 11,2024	69,251	$40.00	September 11,2029
Warrants issued to underwriters	December 18, 2024	34,625	$40.00	December 18, 2029
Milestone pre-funded warrants	March 5, 2025	68,796	$0.05	September 5, 2030
Warrant-A issued to Bladeranger	March 5, 2025	1,087,565	$15.50	September 5, 2030
Warrant-B issued to Bladeranger	March 5, 2025	1,087,565	$32.00	September 5, 2030
TOTAL		3,015,228

(*) Exercise prices amounts have been retroactively adjusted to reflect a 1-for-5 reverse share split (Note 1d).

Schedule of Black-Scholes to estimate fair value
	2025	2024 *	2023 *
Expected term (years)	5.00-5.81	5.00-6.41	5.00-6.41
Risk-free interest rates	3.69-4.38%	4.68%	3.82%-3.87%
Volatility	112-115%	97.24%	90.43%
Dividend yield	-	-	-
Exercise price	$0.05-15.75	$30	$29.45

* The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the grant date are as presented at the Company's options valuation.

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options granted to employees
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
	USD
Options outstanding at beginning of year	4,511	$441.6	9.17
Changes during the year:
Options granted	42,554	6.71	9.24
Options expired	(3,514)	123.7	8.97
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	43,551	42.36	9.15
Options exercisable at end of year	27,786	59.27	9.02